CONVERTIBLE NOTES (Details) - USD ($)	Dec. 31, 2015	Jun. 30, 2015	Jun. 04, 2015	Aug. 06, 2014	Jun. 30, 2014
Debt Instrument [Line Items]
Unamortized discounts			$ (20,000)	$ (25,000)
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible notes and debenture	$ 3,630,024	$ 1,455,000			$ 366,296
Unamortized discounts	(2,341,232)	(415,467)			(121,059)
Accrued interest	82,802	26,989			0
Premium	577,925	727,853			27,187
Convertible notes, net	$ 1,949,519	$ 1,794,375			$ 272,424